RELATED PARTY BALANCES AND TRANSACTIONS (Narrative) (Details)	Dec. 31, 2009 USD ($)	Dec. 31, 2009 CNY
RELATED PARTY BALANCES AND TRANSACTIONS [Line Items]
Maximum guarantees provided by related party for short-term and long-term borrowings from various domestic banks	$ 202,396,613	1,225,250,095